Schedule of Investments PIMCO Income Opportunity Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 181.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 20.2%
Academy, Ltd. 5.750% (LIBOR03M + 5.000%) due 10/28/2027 ~		$1,600	$1,603
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~		3,083	3,083
Al Convoy (Luxembourg) SARL 4.500% (LIBOR03M + 3.500%) due 01/17/2027 ~		198	198
Caesars Resort Collection LLC
2.859% (LIBOR03M + 2.750%) due 12/23/2024 ~		2,969	2,927
4.609% (LIBOR03M + 4.500%) due 07/21/2025 ~		995	998
Carnival Corp. TBD% due 09/22/2022 «	EUR	1,500	1,715
Cengage Learning, Inc. 5.250% (LIBOR03M + 4.250%) due 06/07/2023 ~		$2,394	2,373
Cornerstone Building Brands, Inc. 3.856% (LIBOR03M + 3.750%) due 04/12/2025 ~		247	247
Cromwell EREIT Lux Finco S.a.r.l. TBD% due 11/21/2024 «	EUR	2,000	2,252
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		$2,876	2,880
Emerald TopCo, Inc. 3.712% (LIBOR03M + 3.500%) due 07/24/2026 ~		21	21
Encina Private Credit LLC TBD% - 4.074% (LIBOR03M + 3.074%) due 11/30/2025 «~µ		10,400	10,400
Envision Healthcare Corp. 3.859% (LIBOR03M + 3.750%) due 10/10/2025 ~		13,974	12,078
EW Scripps Co. 3.750% (LIBOR03M + 3.000%) due 01/07/2028 ~		1,397	1,394
EyeCare Partners LLC 3.859% (LIBOR03M + 3.750%) due 02/18/2027 ~		46	45
Forbes Energy Services LLC TBD% due 04/13/2021 «		491	114
Foundation Building Materials Holding Co LLC 3.750% (LIBOR03M + 3.250%) due 02/03/2028 ~		1,300	1,290
Gainwell Acquisition Corp. 4.750% (LIBOR03M + 4.000%) due 10/01/2027 ~		1,596	1,592
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~		716	728
8.000% (PRIME + 4.750%) due 11/27/2023 ~		870	886
8.750% (PRIME + 5.500%) due 01/02/2024 ~		34	34
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		546	542
McDermott Technology Americas, Inc. 3.109% (LIBOR03M + 3.000%) due 06/30/2024 «~		57	47
McDermott Technology Americas, Inc. (1.109% Cash and 3.000% PIK) 4.109% (LIBOR03M + 1.000%) due 06/30/2025 ~(d)		414	245
MH Sub LLC 3.609% (LIBOR03M + 3.500%) due 09/13/2024 ~		68	67
Nascar Holdings, Inc. 2.859% (LIBOR03M + 2.750%) due 10/19/2026 ~		41	41
Otterham Property Finance Designated Activity Co. 3.000% (EUR003M + 3.000%) due 09/03/2026 «~(l)	EUR	7,750	8,970
Peraton Holding Corp.
TBD% due 02/01/2028		$2,742	2,743
4.500% (LIBOR03M + 3.750%) due 02/01/2028 ~		1,558	1,559
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/12/2028 ~		2,000	1,999
Phoenix Guarantor, Inc. TBD% due 03/05/2026		800	796
PUG LLC 3.609% (LIBOR03M + 3.500%) due 02/12/2027 ~		24	23
Sasol Ltd. 0.500% - 1.825% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		3,798	3,541
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		1,101	1,107
Sequa Mezzanine Holdings LLC (11.750% Cash and 6.750% PIK) 18.500% (LIBOR03M + 10.750%) due 04/28/2024 ~(d)		4,775	4,464
Sierra Hamilton LLC 15.000% due 09/12/2023 «		5	5
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		89	89
Summer (BC) Holdco B SARL 4.933% (LIBOR03M + 4.750%) due 12/04/2026 ~		2,173	2,170

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

Sunshine Luxembourg SARL TBD% due 10/02/2026		600	600
Syniverse Holdings, Inc.
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		9,051	8,949
10.000% (LIBOR03M + 9.000%) due 03/11/2024 ~		695	682
U.S. Renal Care, Inc. 5.125% (LIBOR03M + 5.000%) due 06/26/2026 ~		2,587	2,577
Univision Communications, Inc. 2.857% (LIBOR03M + 2.750%) due 03/15/2024 ~		6,900	6,861
Valaris PLC (8.000% PIK) TBD% - 8.000% due 08/17/2021 «µ(d)		15	14
Virtusa Corp. 5.000% (LIBOR03M + 4.250%) due 02/11/2028 ~		1,000	1,003
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		1	1
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(d)		7	4
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		1,898	1,903

Total Loan Participations and Assignments (Cost $96,832)			97,860

CORPORATE BONDS & NOTES 72.1%
BANKING & FINANCE 24.9%
Acrisure LLC 4.250% due 02/15/2029 (n)		800	788
Ally Financial, Inc. 8.000% due 11/01/2031 (n)		591	803
Ambac Assurance Corp. 5.100% due 12/31/2099 (j)		1	1
Ambac LSNI LLC 6.000% due 02/12/2023 •(n)		502	504
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	1,500	1,805
3.625% due 09/24/2024		4,154	5,158
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	500	143
Banco Mercantil del Norte S.A. 8.375% due 10/14/2030 •(j)(k)(n)		$1,000	1,167
Bank of Nova Scotia 4.900% due 06/04/2025 •(j)(k)(n)		2,718	2,896
Barclays PLC
6.375% due 12/15/2025 •(j)(k)	GBP	200	303
7.125% due 06/15/2025 •(j)(k)(n)		200	311
7.250% due 03/15/2023 •(j)(k)(n)		2,055	3,063
7.875% due 03/15/2022 •(j)(k)		$400	421
7.875% due 09/15/2022 •(j)(k)(n)	GBP	1,970	2,923
BGC Partners, Inc. 3.750% due 10/01/2024 (n)		$1,000	1,050
BNP Paribas S.A. 4.625% due 02/25/2031 •(j)(k)(n)		400	399
Brookfield Finance, Inc. 4.700% due 09/20/2047 (n)		34	39
CBL & Associates LP
4.600% due 10/15/2024 ^(e)		968	560
5.250% due 12/01/2023 ^(e)		82	47
5.950% due 12/15/2026 ^(e)		409	235
Cosaint Re Pte Ltd. 9.265% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		600	601
Credit Agricole S.A. 7.875% due 01/23/2024 •(j)(k)(n)		300	337
Credit Suisse Group AG 7.500% due 07/17/2023 •(j)(k)(n)		200	212
Diversified Healthcare Trust 4.375% due 03/01/2031 (n)		500	489
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025 (n)		122	121
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024 (n)		112	112
Equitable Holdings, Inc. 5.000% due 04/20/2048		6	7
Erste Group Bank AG 4.250% due 10/15/2027 •(j)(k)	EUR	400	493
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030 (n)		$1,600	1,749
Fairfax India Holdings Corp. 5.000% due 02/26/2028		7,100	7,056
Ford Motor Credit Co. LLC
0.162% due 12/01/2024 •(n)	EUR	400	448
1.744% due 07/19/2024		200	236
2.386% due 02/17/2026		100	121
2.748% due 06/14/2024	GBP	1,200	1,671
3.087% due 01/09/2023 (n)		$1,000	1,018
3.096% due 05/04/2023 (n)		1,000	1,018

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

3.219% due 01/09/2022 (n)		1,000	1,013
3.250% due 09/15/2025	EUR	300	375
3.375% due 11/13/2025		$200	204
4.134% due 08/04/2025 (n)		400	419
4.375% due 08/06/2023 (n)		300	315
4.389% due 01/08/2026 (n)		700	737
4.535% due 03/06/2025	GBP	300	442
4.542% due 08/01/2026 (n)		$200	212
5.125% due 06/16/2025 (n)		600	649
5.584% due 03/18/2024 (n)		200	216
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (n)		252	264
6.750% due 03/15/2022 (n)		164	164
HSBC Holdings PLC
4.600% due 12/17/2030 •(j)(k)(n)		1,200	1,190
5.875% due 09/28/2026 •(j)(k)(n)	GBP	200	305
6.000% due 09/29/2023 •(j)(k)(n)	EUR	1,000	1,280
Hudson Pacific Properties LP 3.250% due 01/15/2030 (n)		$1,000	1,007
Hunt Cos., Inc. 6.250% due 02/15/2026		16	17
ING Groep NV 5.750% due 11/16/2026 •(j)(k)		300	327
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(j)(k)	EUR	2,100	3,023
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025		100	123
Kennedy-Wilson, Inc.
4.750% due 03/01/2029 (n)		$2,400	2,433
5.000% due 03/01/2031 (n)		2,400	2,434
5.875% due 04/01/2024		42	42
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		22	22
Lloyds Banking Group PLC
5.125% due 12/27/2024 •(j)(k)(n)	GBP	200	288
7.500% due 06/27/2024 •(j)(k)		$200	223
7.500% due 09/27/2025 •(j)(k)(n)		1,740	1,992
7.625% due 06/27/2023 •(j)(k)(n)	GBP	700	1,054
7.875% due 06/27/2029 •(j)(k)(n)		3,284	5,711
LPL Holdings, Inc. 4.000% due 03/15/2029 (n)		$1,800	1,816
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029 (n)		1,100	1,098
4.500% due 01/15/2028		100	104
5.750% due 02/01/2027 (n)		700	773
Natwest Group PLC 8.000% due 08/10/2025 •(j)(k)(n)		1,900	2,232
Navient Corp.
5.625% due 08/01/2033		55	51
7.250% due 01/25/2022 (n)		100	104
Newmark Group, Inc. 6.125% due 11/15/2023 (n)		66	73
Noble Corp. PLC (15.000% PIK) 15.000% due 02/15/2028 (d)		41	43
PennyMac Financial Services, Inc. 4.250% due 02/15/2029 (n)		4,800	4,602
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		2,900	3,524
PRA Group, Inc. 7.375% due 09/01/2025 (n)		3,000	3,223
RHP Hotel Properties LP 4.500% due 02/15/2029 (n)		500	503
Sabra Health Care LP 4.800% due 06/01/2024 (n)		112	122
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(j)(k)(n)	GBP	3,117	4,673
7.375% due 06/24/2022 •(j)(k)(n)		3,240	4,689
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022 (n)		$4,000	4,167
Societe Generale S.A.
6.750% due 04/06/2028 •(j)(k)(n)		200	223
7.375% due 10/04/2023 •(j)(k)(n)		400	433
Tesco Property Finance PLC 6.052% due 10/13/2039 (n)	GBP	1,502	2,715
UBS Group AG 4.375% due 02/10/2031 •(j)(k)(n)		$700	692
UniCredit SpA 7.830% due 12/04/2023 (n)		2,100	2,449
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	909	1,340
7.395% due 03/28/2024		800	1,180
Uniti Group LP
6.000% due 04/15/2023 (n)		$1,415	1,441
6.500% due 02/15/2029 (n)		717	709
7.875% due 02/15/2025 (n)		8,004	8,663

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

Voyager Aviation Holdings LLC 9.000% due 08/15/2021 ^(e)(n)		7,720	3,995

			120,423

INDUSTRIALS 40.9%
AA Bond Co. Ltd.
4.875% due 07/31/2043	GBP	400	589
6.500% due 01/31/2026		500	713
AdaptHealth LLC 4.625% due 08/01/2029 (n)		$300	299
Aker BP ASA 3.750% due 01/15/2030 (n)		150	155
Altice Financing S.A. 7.500% due 05/15/2026 (n)		2,290	2,396
American Airlines Pass-Through Trust 3.350% due 04/15/2031 (n)		432	438
Associated Materials LLC 9.000% due 09/01/2025 (n)		2,343	2,478
Austin BidCo, Inc. 7.125% due 12/15/2028 (n)		1,000	1,019
Ball Corp. 2.875% due 08/15/2030 (n)		1,850	1,784
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	1,500	2,080
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)(n)		$148	111
Boeing Co.
5.150% due 05/01/2030 (n)		703	811
5.705% due 05/01/2040 (n)		867	1,063
5.805% due 05/01/2050 (n)		1,125	1,420
5.930% due 05/01/2060 (n)		1,249	1,607
Bombardier, Inc.
5.750% due 03/15/2022 (n)		710	741
6.000% due 10/15/2022 (n)		3,099	3,105
6.125% due 01/15/2023 (n)		1,941	2,023
7.500% due 12/01/2024 (n)		1,046	1,047
7.500% due 03/15/2025 (n)		1,311	1,291
7.875% due 04/15/2027 (n)		157	154
8.750% due 12/01/2021		38	40
Broadcom, Inc.
3.469% due 04/15/2034		100	101
4.150% due 11/15/2030 (n)		640	692
4.300% due 11/15/2032 (n)		1,784	1,945
5.000% due 04/15/2030 (n)		100	114
Caesars Entertainment, Inc. 6.250% due 07/01/2025 (n)		2,262	2,414
CCO Holdings LLC
4.250% due 02/01/2031 (n)		1,743	1,749
4.500% due 08/15/2030 (n)		106	108
4.750% due 03/01/2030 (n)		124	129
Charter Communications Operating LLC 4.800% due 03/01/2050 (n)		149	160
Chesapeake Energy Corp.
5.500% due 02/01/2026 (n)		300	313
5.875% due 02/01/2029 (n)		200	212
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		55	57
Community Health Systems, Inc.
4.750% due 02/15/2031 (n)		900	880
5.625% due 03/15/2027 (n)		5,400	5,663
8.000% due 03/15/2026 (n)		639	692
Connect Finco SARL 6.750% due 10/01/2026		40	43
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025 (n)		63	66
7.707% due 10/02/2022		65	65
Corning, Inc. 5.450% due 11/15/2079		50	62
Corp. GEO S.A.B. de C.V. 8.875% due 03/27/2022 ^«(e)		200	0
CVS Pass-Through Trust 7.507% due 01/10/2032 (n)		2,016	2,524
DaVita, Inc. 4.625% due 06/01/2030 (n)		4,100	4,182
Dell International LLC 6.200% due 07/15/2030 (n)		100	124
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024		337	352
Delta Air Lines, Inc.
7.000% due 05/01/2025 (n)		2,500	2,882
7.375% due 01/15/2026 (n)		920	1,077
Diamond Resorts International, Inc.
7.750% due 09/01/2023 (n)		438	457
10.750% due 09/01/2024 (n)		996	1,058

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

Energy Transfer Operating LP 5.000% due 05/15/2050 (n)		52	54
EnLink Midstream LLC 5.625% due 01/15/2028 (n)		300	291
Envision Healthcare Corp. 8.750% due 10/15/2026 (n)		1,344	999
Exela Intermediate LLC 10.000% due 07/15/2023		74	27
Expedia Group, Inc. 6.250% due 05/01/2025 (n)		747	865
Ferroglobe PLC 9.375% due 03/01/2022		200	195
Foundation Building Materials, Inc. 6.000% due 03/01/2029		100	99
Fresh Market, Inc. 9.750% due 05/01/2023 (n)		3,490	3,597
Fresnillo PLC 4.250% due 10/02/2050 (n)		1,000	984
Frontier Finance PLC 8.000% due 03/23/2022	GBP	906	1,283
Full House Resorts, Inc. 8.250% due 02/15/2028 (n)		$212	226
Gap, Inc. 8.875% due 05/15/2027 (n)		1,000	1,169
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022 (n)		3,400	3,568
8.625% due 04/28/2034 (n)		1,081	1,527
General Electric Co.
4.350% due 05/01/2050 (n)		2,700	3,004
5.875% due 01/14/2038		10	13
6.150% due 08/07/2037 (n)		109	144
6.875% due 01/10/2039 (n)		28	39
GFL Environmental, Inc. 3.500% due 09/01/2028 (n)		2,400	2,331
Go Daddy Operating Co. LLC 3.500% due 03/01/2029 (n)		1,900	1,870
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026 (n)		1,200	1,277
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032 (n)		1,900	1,847
3.750% due 05/01/2029 (n)		2,200	2,182
iHeartCommunications, Inc. 6.375% due 05/01/2026 (n)		778	827
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)(n)		256	281
Innophos Holdings, Inc. 9.375% due 02/15/2028 (n)		87	94
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		125	43
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)(n)		4,665	2,869
8.000% due 02/15/2024 (n)		85	88
8.500% due 10/15/2024 ^(e)(n)		7,884	4,962
9.750% due 07/15/2025 ^(e)(n)		2,947	1,824
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(e)(n)		3,549	160
8.125% due 06/01/2023 ^(e)(n)		966	43
IQVIA, Inc.
1.750% due 03/15/2026	EUR	1,500	1,767
2.250% due 03/15/2029		700	821
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (d)(n)		$500	507
Jaguar Land Rover Automotive PLC 5.875% due 01/15/2028 (n)		1,000	1,017
Kraft Heinz Foods Co.
4.250% due 03/01/2031 (n)		458	505
5.200% due 07/15/2045 (n)		100	116
5.500% due 06/01/2050 (n)		458	562
Live Nation Entertainment, Inc. 3.750% due 01/15/2028 (n)		500	494
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025 (n)		200	213
Melco Resorts Finance Ltd.
5.375% due 12/04/2029 (n)		2,000	2,130
5.625% due 07/17/2027 (n)		200	209
5.750% due 07/21/2028 (n)		2,300	2,454
MGM China Holdings Ltd.
5.250% due 06/18/2025 (n)		1,000	1,044
5.375% due 05/15/2024 (n)		200	207
5.875% due 05/15/2026 (n)		1,000	1,051
NCL Corp. Ltd.
10.250% due 02/01/2026 (n)		2,557	3,007
12.250% due 05/15/2024 (n)		861	1,044
NCR Corp. 5.125% due 04/15/2029 (c)		1,003	1,012

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

Netflix, Inc.
3.625% due 06/15/2030 (n)	EUR	119	164
3.875% due 11/15/2029 (n)		432	605
4.625% due 05/15/2029 (n)		200	292
4.875% due 06/15/2030 (n)		$100	115
5.375% due 11/15/2029		40	47
Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	1,000	1,311
4.345% due 09/17/2027 (n)		$800	871
4.810% due 09/17/2030 (n)		2,000	2,196
Occidental Petroleum Corp. 1.644% (US0003M + 1.450%) due 08/15/2022 ~(n)		2,100	2,079
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/26/2021 (h)(j)		1,150	8
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028 (n)		210	230
7.375% due 06/01/2025 (n)		210	226
Petroleos Mexicanos
2.750% due 04/21/2027 (n)	EUR	1,400	1,486
5.350% due 02/12/2028 (n)		$452	440
5.950% due 01/28/2031 (n)		4,337	4,172
6.490% due 01/23/2027		50	52
6.500% due 03/13/2027 (n)		833	872
6.500% due 01/23/2029 (n)		1,662	1,682
6.750% due 09/21/2047 (n)		730	622
6.840% due 01/23/2030 (n)		1,545	1,571
6.950% due 01/28/2060 (n)		220	189
7.690% due 01/23/2050 (n)		947	878
PetSmart, Inc. 4.750% due 02/15/2028 (n)		1,100	1,126
Platin 1426 GmbH
6.875% due 06/15/2023 (n)	EUR	300	356
6.875% due 06/15/2023		250	296
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (n)		$3,400	3,634
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	300	322
3.625% due 10/14/2025 (n)		$400	402
4.625% due 02/16/2026	EUR	400	507
5.750% due 10/15/2027 (n)		$200	213
5.750% due 10/15/2027	GBP	500	751
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023 (n)		$300	331
10.875% due 06/01/2023 (n)		1,400	1,613
11.500% due 06/01/2025 (n)		2,000	2,335
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	100	182
Sands China Ltd.
4.375% due 06/18/2030 (n)		$400	424
5.125% due 08/08/2025 (n)		200	224
5.400% due 08/08/2028 (n)		1,758	2,013
Seagate HDD Cayman 4.125% due 01/15/2031 (n)		200	203
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025 (n)		100	108
Spectrum Brands, Inc. 3.875% due 03/15/2031 (n)		500	491
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029 (n)		354	355
Standard Industries, Inc. 3.375% due 01/15/2031 (n)		4,700	4,459
Staples, Inc. 7.500% due 04/15/2026		9	10
Studio City Finance Ltd. 5.000% due 01/15/2029		200	201
T-Mobile USA, Inc. 3.500% due 04/15/2031 (n)		3,000	3,026
Tasty Bondco 1 S.A. 6.250% due 05/15/2026	EUR	300	324
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022 (n)		$288	289
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023 (n)		1,500	1,495
6.000% due 01/31/2025	EUR	100	129
Times Square Hotel Trust 8.528% due 08/01/2026		$3,014	3,294
Topaz Solar Farms LLC
4.875% due 09/30/2039 (n)		1,450	1,582
5.750% due 09/30/2039		8,312	9,532
TransDigm, Inc.
4.625% due 01/15/2029 (n)		1,000	987
5.500% due 11/15/2027		24	25
Transocean Pontus Ltd. 6.125% due 08/01/2025		70	66
Transocean, Inc.
7.250% due 11/01/2025		160	103

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

7.500% due 01/15/2026		34	22
8.000% due 02/01/2027		54	32
Travel + Leisure Co.
3.900% due 03/01/2023		48	50
4.625% due 03/01/2030		17	18
5.650% due 04/01/2024		2	2
6.000% due 04/01/2027 (n)		510	566
6.625% due 07/31/2026 (n)		1,000	1,137
TriNet Group, Inc. 3.500% due 03/01/2029 (n)		1,600	1,567
Triumph Group, Inc.
5.250% due 06/01/2022		22	22
6.250% due 09/15/2024		32	33
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026 (n)		300	312
U.S. Renal Care, Inc. 10.625% due 07/15/2027		46	51
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (n)		400	433
United Airlines Pass-Through Trust 3.500% due 09/01/2031 (n)		883	907
United Group BV
4.000% due 11/15/2027	EUR	300	349
4.875% due 07/01/2024 (n)		100	119
Univision Communications, Inc.
5.125% due 02/15/2025 (n)		$750	761
9.500% due 05/01/2025 (n)		300	330
Valaris PLC
5.750% due 10/01/2044 ^(e)		88	10
7.750% due 02/01/2026 ^(e)		10	1
Vale Overseas Ltd.
3.750% due 07/08/2030 (n)		300	314
6.875% due 11/21/2036 (n)		335	446
6.875% due 11/10/2039 (n)		159	213
Veritas US, Inc. 7.500% due 09/01/2025 (n)		1,982	2,061
Viking Cruises Ltd. 13.000% due 05/15/2025 (n)		3,700	4,357
Western Midstream Operating LP 2.325% (US0003M + 1.850%) due 01/13/2023 ~		35	34
Windstream Escrow LLC 7.750% due 08/15/2028 (n)		5,724	5,840
Wynn Macau Ltd.
5.125% due 12/15/2029 (n)		1,200	1,232
5.500% due 01/15/2026 (n)		1,200	1,254
5.500% due 10/01/2027 (n)		1,000	1,046
5.625% due 08/26/2028 (n)		2,100	2,199
Zayo Group Holdings, Inc. 6.125% due 03/01/2028		50	51
ZoomInfo Technologies LLC 3.875% due 02/01/2029 (n)		300	295

			198,007

UTILITIES 6.3%
AT&T, Inc.
3.500% due 06/01/2041 (n)		511	505
3.650% due 06/01/2051 (n)		611	592
3.850% due 06/01/2060 (n)		484	464
Edison International 5.750% due 06/15/2027 (n)		44	51
Eskom Holdings SOC Ltd. 6.750% due 08/06/2023 (n)		2,200	2,279
FEL Energy SARL 5.750% due 12/01/2040 (n)		600	617
Gazprom Neft OAO Via GPN Capital S.A. 4.375% due 09/19/2022 (n)		200	208
Genesis Energy LP 8.000% due 01/15/2027 (n)		1,200	1,217
Lumen Technologies, Inc. 4.000% due 02/15/2027		52	53
NGL Energy Operating LLC 7.500% due 02/01/2026 (n)		600	618
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^(n)		125	124
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)(n)		2,396	952
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		16	16
Pacific Gas & Electric Co.
3.300% due 03/15/2027 (n)		1,136	1,186
3.450% due 07/01/2025 (n)		1,263	1,338
3.750% due 08/15/2042		16	15
4.000% due 12/01/2046		8	7
4.300% due 03/15/2045		18	18
4.500% due 07/01/2040 (n)		1,098	1,116

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

4.500% due 12/15/2041 (n)		17	16
4.550% due 07/01/2030 (n)		2,390	2,594
4.600% due 06/15/2043 (n)		1,026	1,039
4.750% due 02/15/2044 (n)		513	527
4.950% due 07/01/2050 (n)		2,407	2,479
Petrobras Global Finance BV
5.093% due 01/15/2030 (n)		1,480	1,540
6.250% due 12/14/2026 (n)	GBP	2,484	3,849
6.625% due 01/16/2034 (n)		200	309
6.750% due 06/03/2050 (n)		$538	575
6.850% due 06/05/2115 (n)		728	749
7.250% due 03/17/2044		175	201
Rio Oil Finance Trust
9.250% due 07/06/2024 (n)		1,264	1,406
9.750% due 01/06/2027 (n)		478	561
Southern California Edison Co.
3.650% due 02/01/2050		17	17
4.650% due 10/01/2043 (n)		200	227
4.875% due 03/01/2049		11	13
5.750% due 04/01/2035		8	10
6.000% due 01/15/2034		2	3
6.650% due 04/01/2029 (n)		48	58
Sprint Corp. 7.125% due 06/15/2024 (n)		959	1,105
Talen Energy Supply LLC 6.625% due 01/15/2028		16	16
Tallgrass Energy Partners LP 6.000% due 12/31/2030 (n)		1,600	1,584
Transocean Poseidon Ltd. 6.875% due 02/01/2027		80	74

			30,328

Total Corporate Bonds & Notes (Cost $340,319)			348,758

CONVERTIBLE BONDS & NOTES 0.6%
BANKING & FINANCE 0.0%
Corestate Capital Holding S.A. 1.375% due 11/28/2022	EUR	200	201

INDUSTRIALS 0.6%
Multiplan Corp. 6.000% due 10/15/2027		$3,100	2,633

UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(e)		18	4

Total Convertible Bonds & Notes (Cost $3,240)			2,838

MUNICIPAL BONDS & NOTES 0.7%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		36	40
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		60	69
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		25	30
7.350% due 07/01/2035		15	19
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		65	73

			231

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023		115	117

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		28,100	2,956

Total Municipal Bonds & Notes (Cost $2,563)			3,304

U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
4.500% due 04/25/2042 (a)(n)		1,326	171
5.000% due 06/25/2050 (a)(n)		2,158	329
5.859% due 07/25/2029 •		720	787
Freddie Mac
0.000% due 02/25/2046 (b)(h)		1,403	1,330

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

0.100% due 02/25/2046 (a)	1,403	1
0.700% due 11/25/2055 ~(a)(n)	22,776	1,513
3.500% due 07/25/2050 (a)(n)	3,549	813
5.259% due 10/25/2029 •	750	810
5.991% due 06/25/2050 •(a)(n)	2,072	398
6.041% due 05/25/2050 •(a)	754	140
6.194% due 05/15/2037 •(a)(n)	1,379	253

Total U.S. Government Agencies (Cost $6,350)		6,545

NON-AGENCY MORTGAGE-BACKED SECURITIES 30.8%
American Home Mortgage Investment Trust 0.379% due 03/25/2037 •	3,191	1,612
Anthracite Ltd. 5.678% due 06/20/2041	2,199	193
BAMLL Commercial Mortgage Securities Trust 2.256% due 03/15/2037 •(n)	4,660	4,447
Banc of America Funding Trust
2.186% due 12/20/2034 ~	539	367
2.455% due 12/20/2036 ~	48	50
2.857% due 03/20/2036 ^~	467	459
3.177% due 10/20/2046 ^~	406	355
Banc of America Mortgage Trust 2.372% due 10/20/2046 ^~	42	29
Bancorp Commercial Mortgage Trust 3.856% due 08/15/2032 •(n)	3,800	3,203
Bayview Commercial Asset Trust 0.329% due 03/25/2037 •	88	84
BCAP LLC Trust 3.261% due 05/26/2037 ~	2,184	2,179
Bear Stearns Adjustable Rate Mortgage Trust
2.590% due 09/25/2034 ~	53	51
2.636% due 09/25/2034 ~	19	17
3.056% due 10/25/2036 ^~	272	268
3.254% due 08/25/2047 ^~	205	186
3.615% due 06/25/2047 ^~	135	136
Bear Stearns ALT-A Trust
0.429% due 06/25/2046 ^•(n)	1,684	1,560
1.234% due 01/25/2035 •	993	1,033
2.125% due 09/25/2034 ~	245	250
2.786% due 04/25/2035 ~	198	186
2.876% due 11/25/2035 ~	42	35
3.115% due 05/25/2035 ~	228	231
3.190% due 08/25/2036 ^~	50	50
3.214% due 05/25/2036 ^~	491	473
3.393% due 11/25/2036 ^~(n)	2,043	1,408
3.453% due 08/25/2036 ^~	350	234
3.907% due 07/25/2035 ^~	251	208
BX Commercial Mortgage Trust 3.256% due 07/15/2034 •(n)	4,464	4,480
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ	716	556
CD Mortgage Trust 5.688% due 10/15/2048	3,392	1,881
Chase Mortgage Finance Trust
5.500% due 11/25/2021 ^	610	382
6.000% due 03/25/2037 ^	630	450
Citigroup Commercial Mortgage Trust
3.518% due 05/10/2035 ~(n)	1,550	1,567
5.356% due 12/10/2049 ~	1,605	887
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 02/25/2029	169	171
Citigroup Mortgage Loan Trust 2.603% due 03/25/2037 ^~	383	343
Citigroup Mortgage Loan Trust, Inc. 5.500% due 11/25/2035 ^	360	349
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~	6,007	6,168
Commercial Mortgage Loan Trust 5.845% due 12/10/2049 ~	1,676	715
Countrywide Alternative Loan Trust
0.359% due 06/25/2037 ^•	686	550
0.449% due 10/25/2046 ^•	114	90
0.459% due 05/25/2036 ^•	1,337	401
0.459% due 08/25/2036 ^•	1,005	536
0.789% due 09/25/2035 •	2,997	2,172
1.109% due 11/25/2046 •	3,671	3,326
5.500% due 10/25/2035 ^	171	158
5.500% due 12/25/2035 ^	952	724
5.750% due 05/25/2036 ^	178	117
6.000% due 11/25/2035 ^	336	107
6.000% due 04/25/2036 ^	226	168
6.000% due 04/25/2037 ^	491	305
6.500% due 09/25/2032 ^	163	162
6.500% due 07/25/2035 ^	119	97
6.500% due 06/25/2036 ^	369	275

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

6.500% due 11/25/2036		9,129	4,305
Countrywide Home Loan Mortgage Pass-Through Trust
1.979% due 03/25/2046 ^•		1,583	1,036
2.669% due 11/25/2035 ^~		1,058	1,014
2.995% due 06/20/2035 ~		50	49
3.092% due 03/25/2037 ^~		804	709
3.115% due 08/25/2034 ^~		16	16
3.170% due 08/20/2035 ^~		46	46
3.458% due 09/25/2047 ^~		509	479
5.500% due 08/25/2035 ^		44	35
Credit Suisse First Boston Mortgage Securities Corp. 7.500% due 05/25/2032		911	953
Credit Suisse Mortgage Capital Certificates 0.630% due 11/30/2037 ~(n)		9,500	8,911
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.709% due 07/25/2036 ^•		473	91
6.396% due 04/25/2036 þ		331	229
6.500% due 05/25/2036 ^		338	175
Credit Suisse Mortgage Capital Trust 6.500% due 07/26/2036 ^		419	163
Debussy DTC PLC 5.930% due 07/12/2025 (n)	GBP	2,592	3,473
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.259% due 02/25/2047 •(n)		$421	300
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.250% due 07/25/2036 ^~		52	50
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 5.500% due 09/25/2033		85	87
Downey Savings & Loan Association Mortgage Loan Trust 0.290% due 04/19/2047 ^•		245	227
European Residential Loan Securitisation DAC
1.951% due 03/24/2063 •	EUR	200	234
2.951% due 03/24/2063 •		300	351
Eurosail PLC
1.680% due 09/13/2045 •	GBP	1,638	2,170
2.330% due 09/13/2045 •		1,186	1,583
3.930% due 09/13/2045 •		1,017	1,487
Finsbury Square PLC
3.549% due 06/16/2070 •		1,000	1,408
5.549% due 06/16/2070 •		1,000	1,433
First Horizon Alternative Mortgage Securities Trust
2.310% due 08/25/2035 ^~		$17	2
2.475% due 05/25/2036 ^~		787	749
2.613% due 11/25/2036 ^~		643	535
2.748% due 02/25/2036 ~		41	35
6.250% due 11/25/2036 ^		70	40
First Horizon Mortgage Pass-Through Trust
2.877% due 01/25/2037 ^~		326	265
3.410% due 07/25/2037 ^~		15	11
GCAT LLC 3.721% due 06/25/2025 þ		5,228	5,243
GMAC Mortgage Corp. Loan Trust 3.657% due 07/19/2035 ~		27	27
GreenPoint Mortgage Funding Trust 0.289% due 01/25/2037 •		707	683
GS Mortgage Securities Corp. Trust
2.306% due 07/15/2032 •(n)		6,000	5,983
2.506% due 07/15/2032 •		1,300	1,298
4.591% due 10/10/2032 ~		3,000	2,901
GS Mortgage Securities Trust 0.742% due 08/10/2043 ~(a)		2,050	25
GSR Mortgage Loan Trust
0.559% due 07/25/2037 ^•		276	62
2.856% due 12/25/2034 ~		15	16
3.018% due 01/25/2036 ^~		474	486
6.000% due 09/25/2034		250	264
HarborView Mortgage Loan Trust
0.490% due 02/19/2046 •(n)		1,146	1,160
0.530% due 11/19/2036 •(n)		1,631	1,530
0.670% due 06/19/2034 •		131	137
0.750% due 01/19/2035 •		161	153
3.437% due 08/19/2036 ^~		99	93
HomeBanc Mortgage Trust 0.609% due 03/25/2035 •		141	129
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 •	EUR	430	465
Impac CMB Trust 0.629% due 11/25/2035 ^•		$188	177
IndyMac Mortgage Loan Trust
0.569% due 04/25/2035 •		81	75
0.909% due 08/25/2034 •		139	132
0.969% due 09/25/2034 •		266	257
2.939% due 06/25/2037 ^~		200	186
3.009% due 12/25/2036 ^~		667	643
3.165% due 11/25/2036 ^~		713	733
3.222% due 05/25/2037 ^~(n)		2,326	2,218

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

Jackson Park Trust 3.242% due 10/14/2039 ~(n)		3,900	3,537
JP Morgan Alternative Loan Trust
3.280% due 05/25/2036 ^~		231	177
5.500% due 11/25/2036 ^~		8	5
JP Morgan Chase Commercial Mortgage Securities Trust 1.356% due 12/15/2036 •(n)		4,300	4,227
JP Morgan Mortgage Trust
3.155% due 07/25/2035 ~		38	39
3.253% due 05/25/2036 ^~		289	264
3.369% due 10/25/2036 ^~		19	17
6.000% due 08/25/2037 ^		417	313
Lehman Mortgage Trust
5.956% due 04/25/2036 ^~		210	177
6.000% due 05/25/2037 ^		645	648
MASTR Adjustable Rate Mortgages Trust
0.999% due 01/25/2047 ^•		230	437
2.981% due 10/25/2034 ~		343	321
Morgan Stanley Capital Trust 3.744% due 12/15/2036 •		2,500	2,513
Morgan Stanley Capital, Inc. 6.340% due 07/15/2030 ~		4,138	4,164
Morgan Stanley Mortgage Loan Trust
0.419% due 01/25/2035 •(n)		447	492
2.681% due 07/25/2035 ^~		828	778
2.706% due 01/25/2035 ^~		202	173
5.750% due 12/25/2035 ^		240	204
6.000% due 08/25/2037 ^		178	113
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		459	451
Mortgage Funding PLC 3.280% due 03/13/2046 •(n)	GBP	1,000	1,402
Motel 6 Trust 7.033% due 08/15/2024 •		$1,900	1,851
Prime Mortgage Trust
0.459% due 06/25/2036 ^•		2,197	1,429
7.000% due 07/25/2034		77	75
Regal Trust 1.966% due 09/29/2031 •		1	1
Residential Accredit Loans, Inc. Trust
0.529% due 06/25/2037 •		1,130	1,015
5.500% due 04/25/2037		63	60
6.000% due 08/25/2035 ^		393	385
6.000% due 01/25/2037 ^(n)		316	307
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		389	226
6.000% due 07/25/2037 ^		6,480	3,605
Residential Funding Mortgage Securities, Inc. Trust
4.930% due 07/27/2037 ^~		140	121
6.000% due 06/25/2037 ^		228	227
Sequoia Mortgage Trust 3.393% due 01/20/2038 ^~		135	124
Structured Adjustable Rate Mortgage Loan Trust 3.004% due 01/25/2036 ^~		750	546
Structured Asset Mortgage Investments Trust
0.319% due 08/25/2036 ^•(n)		1,471	1,476
0.569% due 05/25/2045 •		91	92
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.692% due 01/25/2034 ~		148	151
TBW Mortgage-Backed Trust 6.000% due 07/25/2036 ^		245	152
TDA Mixto Fondo de Titulizacion de Activos 0.000% due 12/28/2050 •	EUR	3,600	3,627
WaMu Mortgage Pass-Through Certificates Trust
0.649% due 07/25/2045 •		$186	183
1.957% due 07/25/2046 •(n)		3,209	3,148
2.325% due 03/25/2033 ~		42	42
2.481% due 11/25/2036 ^~		160	155
2.835% due 03/25/2037 ^~		317	288
3.141% due 06/25/2037 ^~		905	871
3.157% due 07/25/2037 ^~(n)		1,380	1,100
3.176% due 07/25/2037 ^~		709	700
Washington Mutual Mortgage Pass-Through Certificates Trust
1.109% due 10/25/2046 ^•(n)		348	315
3.725% due 06/25/2033 ~		67	69
Wells Fargo Mortgage-Backed Securities Trust
2.776% due 10/25/2036 ^~		8	8
3.032% due 09/25/2036 ^~		7	7
Worldwide Plaza Trust 3.596% due 11/10/2036 ~(n)		2,000	1,973

Total Non-Agency Mortgage-Backed Securities (Cost $143,772)			148,949

ASSET-BACKED SECURITIES 22.7%
Acacia CDO Ltd. 1.298% due 11/08/2039 •		9,100	4,232

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2021		200	6
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.834% due 05/25/2034 •		154	156
2.959% due 08/25/2032 •		542	546
Asset-Backed Funding Certificates Trust
0.259% due 10/25/2036 •(n)		3,596	3,515
0.669% due 10/25/2033 •		167	156
Bear Stearns Asset-Backed Securities Trust
0.500% due 09/25/2034 •		345	333
3.086% due 07/25/2036 ~		287	286
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~		3,549	944
Cardiff Auto Receivables Securitisation 2.299% due 09/16/2025 •	GBP	500	681
Conseco Finance Corp.
6.220% due 03/01/2030		$10	10
6.530% due 02/01/2031 ~		727	694
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		519	557
7.960% due 05/01/2031		1,519	728
8.060% due 09/01/2029 ~		2,917	960
9.163% due 03/01/2033 ~		2,308	2,162
Countrywide Asset-Backed Certificates
0.449% due 12/25/2036 ^•		361	287
1.384% due 02/25/2035 •(n)		363	364
Credit Suisse First Boston Mortgage Securities Corp. 1.159% due 02/25/2031 •		610	591
Credit-Based Asset Servicing & Securitization CBO Corp. 0.426% due 09/06/2041 •		7,767	320
Credit-Based Asset Servicing & Securitization LLC 1.429% due 12/25/2035 •		1,377	1,364
ECAF Ltd. 3.473% due 06/15/2040		1,908	1,866
Euromax ABS PLC 0.000% due 11/10/2095 •	EUR	4,623	4,792
FBR Securitization Trust 0.789% due 10/25/2035 •		$54	54
Greenpoint Manufactured Housing 8.300% due 10/15/2026 ~		102	104
GSAMP Trust 0.249% due 12/25/2036 •		953	618
Home Equity Loan Trust 0.449% due 04/25/2037 •(n)		8,700	7,320
Home Equity Mortgage Loan Asset-Backed Trust
0.349% due 04/25/2037 •(n)		11,987	9,210
0.429% due 04/25/2037 •		3,569	3,293
JP Morgan Mortgage Acquisition Trust
0.189% due 08/25/2036 •		7	4
0.299% due 03/25/2047 •		1,220	1,199
KGS-Alpha SBA COOF Trust 1.100% due 04/25/2038 «~(a)		488	13
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (n)		4,002	3,944
Lehman ABS Mortgage Loan Trust 0.199% due 06/25/2037 •(n)		4,598	3,617
Long Beach Mortgage Loan Trust
0.489% due 02/25/2036 •(n)		2,494	2,236
0.649% due 05/25/2046 •(n)		3,050	1,416
0.814% due 11/25/2035 •(n)		3,916	3,612
Margate Funding Ltd. 2.463% due 12/04/2044 •		19,457	6,644
Marlette Funding Trust
0.000% due 09/17/2029 «(h)		3	482
0.000% due 03/15/2030 «(h)		1	284
Morgan Stanley ABS Capital, Inc. Trust 1.144% due 01/25/2035 •		507	409
Morgan Stanley Capital, Inc. Trust 0.469% due 03/25/2036 •		13	12
Morgan Stanley Dean Witter Capital, Inc. Trust 1.534% due 02/25/2033 •		35	35
National Collegiate Commutation Trust 0.000% due 03/25/2038 •		10,400	3,171
NovaStar Mortgage Funding Trust 0.279% due 11/25/2036 •		1,241	549
Oakwood Mortgage Investors, Inc. 0.336% due 06/15/2032 •		7	7
Option One Mortgage Loan Trust
0.249% due 01/25/2037 •		341	257
5.662% due 01/25/2037 ^þ		4	4
Origen Manufactured Housing Contract Trust 8.150% due 03/15/2032 þ		355	362
Ownit Mortgage Loan Trust 3.030% due 10/25/2035 þ		1,894	1,370
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.984% due 10/25/2034 •(n)		1,161	1,193

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •		1,200	998
Residential Asset Mortgage Products Trust 1.234% due 08/25/2033 •		596	592
Saxon Asset Securities Trust 1.084% due 12/26/2034 •		629	613
Securitized Asset-Backed Receivables LLC Trust
0.339% due 02/25/2037 ^•		270	169
0.784% due 01/25/2035 •		8	8
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		2	944
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(h)		1	417
0.000% due 09/15/2054 «(h)		3,650	6,920
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 «(h)		2,540	424
0.000% due 09/25/2040 «(h)		1,094	295
Soloso CDO Ltd. 0.557% due 10/07/2037 •		1,300	1,047
South Coast Funding Ltd. 0.536% due 01/06/2041 •		36,806	9,119
Specialty Underwriting & Residential Finance Trust 0.418% due 06/25/2037 •(n)		3,757	2,531
Structured Asset Investment Loan Trust 0.549% due 01/25/2036 •(n)		4,571	4,483
Structured Asset Securities Corp. Mortgage Loan Trust 0.559% due 06/25/2035 •		145	144
Talon Funding Ltd. 0.684% due 06/05/2035 •		709	131
Towd Point Mortgage Trust 5.500% due 11/25/2058 ~(n)		3,300	3,472
UCFC Home Equity Loan Trust 7.750% due 04/15/2030 ~		544	562

Total Asset-Backed Securities (Cost $109,616)			109,838

SOVEREIGN ISSUES 9.4%
Argentina Government International Bond
0.125% due 07/09/2030 þ		266	89
0.125% due 07/09/2030 þ(n)		2,796	918
0.125% due 07/09/2035 þ		169	50
0.125% due 07/09/2035 þ(n)		2,910	842
0.125% due 01/09/2038 þ(n)		8,043	2,952
0.125% due 07/09/2041 þ(n)		3,770	1,304
0.125% due 07/09/2046 þ		115	36
1.000% due 08/05/2021	ARS	49,067	342
1.000% due 07/09/2029 (n)		$488	176
2.500% due 07/22/2021	ARS	15,488	108
15.500% due 10/17/2026		35,520	97
34.109% (BADLARPP) due 10/04/2022 ~		36	0
36.119% (BADLARPP + 2.000%) due 04/03/2022 ~		40,232	266
Autonomous City of Buenos Aires
37.373% (BADLARPP + 3.250%) due 03/29/2024 ~(n)		113,639	713
37.854% (BADLARPP + 3.750%) due 02/22/2028 ~		67	0
39.106% (BADLARPP + 5.000%) due 01/23/2022 ~(n)		57,930	395
Dominican Republic International Bond
4.875% due 09/23/2032 (n)		$2,400	2,454
5.875% due 01/30/2060 (n)		1,400	1,346
8.900% due 02/15/2023	DOP	16,000	292
9.750% due 06/05/2026		9,100	173
10.250% due 01/11/2024 (n)		33,700	631
10.500% due 04/07/2023 (n)		123,000	2,293
11.500% due 05/10/2024 (n)		34,100	663
Ecuador Government International Bond 0.500% due 07/31/2030 þ		$220	130
Egypt Government International Bond
3.875% due 02/16/2026 (n)		2,200	2,126
5.875% due 02/16/2031 (n)		1,300	1,221
7.500% due 02/16/2061 (n)		2,200	1,996
Ghana Government International Bond
6.375% due 02/11/2027 (n)		475	460
7.875% due 02/11/2035 (n)		570	532
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	2,000	2,293
6.625% due 03/22/2048		1,100	1,306
Oman Government International Bond
4.875% due 02/01/2025 (n)		$1,000	1,045
6.250% due 01/25/2031 (n)		1,000	1,048
7.000% due 01/25/2051 (n)		1,000	989
Peru Government International Bond
5.400% due 08/12/2034	PEN	9	2
5.940% due 02/12/2029 (n)		2,457	745
5.940% due 02/12/2029		37	11
6.150% due 08/12/2032		1,364	397
6.350% due 08/12/2028 (n)		3,215	1,003
6.900% due 08/12/2037		40	12

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

6.950% due 08/12/2031		744	231
8.200% due 08/12/2026		250	87
8.200% due 08/12/2026 (n)		1,824	637
Provincia de Buenos Aires
37.855% due 04/12/2025 (n)	ARS	241,565	1,419
37.855% due 04/12/2025		8,630	51
37.932% due 05/31/2022		12,206	79
Serbia Government International Bond 1.650% due 03/03/2033	EUR	1,400	1,595
South Africa Government International Bond
4.850% due 09/30/2029 (n)		$800	807
5.750% due 09/30/2049 (n)		800	739
Turkey Government International Bond
3.250% due 06/14/2025	EUR	100	112
4.250% due 03/13/2025 (n)		$1,100	1,026
4.625% due 03/31/2025 (n)	EUR	1,100	1,295
5.200% due 02/16/2026 (n)		400	472
5.250% due 03/13/2030 (n)		$900	802
5.600% due 11/14/2024 (n)		1,900	1,867
7.625% due 04/26/2029 (n)		1,500	1,546
Ukraine Government International Bond 4.375% due 01/27/2030 (n)	EUR	955	1,029
Venezuela Government International Bond
8.250% due 10/13/2024 ^(e)		$19	2
9.250% due 09/15/2027 ^(e)		198	21

Total Sovereign Issues (Cost $55,995)			45,273

		SHARES
COMMON STOCKS 3.3%
COMMUNICATION SERVICES 0.7%
Clear Channel Outdoor Holdings, Inc. (f)		363,781	655
iHeartMedia, Inc. 'A' (f)		85,727	1,556
iHeartMedia, Inc. 'B' «(f)		66,545	1,087

			3,298

ENERGY 0.0%
Forbes Energy Services Ltd. (f)(l)		29,625	3

FINANCIALS 1.2%
Associated Materials Group, Inc. «(l)		894,945	6,032

INDUSTRIALS 1.1%
McDermott International Ltd. (f)		21,648	17
Neiman Marcus Group Ltd. LLC «(l)		48,519	4,889
Noble Corp. «		1,281	23
Noble Corp. «(l)		10,682	189
Pacific Drilling SA «(l)		832	94
Sierra Hamilton Holder LLC «(l)		200,912	0
Westmoreland Mining Holdings LLC «(l)		90	0

			5,212

UTILITIES 0.3%
TexGen Power LLC «		33,708	1,399

Total Common Stocks (Cost $15,928)			15,944

RIGHTS 1.5%
INFORMATION TECHNOLOGY 1.5%
Windstream Holdings LLC «		373,449	7,051

Total Rights (Cost $3,094)			7,051

WARRANTS 0.1%
INDUSTRIALS 0.1%
Sequa Corp. - Exp. 04/28/2024 «		279,000	558

Total Warrants (Cost $0)			558

PREFERRED SECURITIES 5.8%
BANKING & FINANCE 3.5%
AGFC Capital Trust 1.991% (US0003M + 1.750%) due 01/15/2067 ~(n)		2,300,000	1,305

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

Charles Schwab Corp. 5.375% due 06/01/2025 •(j)		400,000	443
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (j)(n)		10,032,700	15,275

			17,023

INDUSTRIALS 2.3%
General Electric Co. 3.514% due 06/15/2021 ~(j)		174,000	165
Sequa Corp. (12.000% PIK) 12.000% «(d)		7,541	11,137

			11,302

Total Preferred Securities (Cost $21,401)			28,325

REAL ESTATE INVESTMENT TRUSTS 2.4%
REAL ESTATE 2.4%
Uniti Group, Inc.		182,023	2,008
VICI Properties, Inc.		340,104	9,604

Total Real Estate Investment Trusts (Cost $6,128)			11,612

SHORT-TERM INSTRUMENTS 10.4%
REPURCHASE AGREEMENTS (m) 8.6%			41,700

		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 1.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	22,181	153
Federal Home Loan Bank 0.015% due 05/19/2021 (h)(i)		$4,700	4,700

			4,853

ARGENTINA TREASURY BILLS 0.1%
3.897% due 06/30/2021 - 09/13/2021 (g)(h)	ARS	55,724	435
38.750% due 06/30/2021 ~		37,953	262

			697

U.S. TREASURY BILLS 0.6%
0.052% due 04/15/2021 - 04/29/2021 (g)(h)(n)(p)(r)		$2,719	2,719

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.019% due 07/06/2021 (h)(i)(r)		431	431

Total Short-Term Instruments (Cost $50,445)			50,400

Total Investments in Securities (Cost $855,683)			877,255

Total Investments 181.3% (Cost $855,683)			$877,255
Financial Derivative Instruments (o)(q) 0.2%(Cost or Premiums, net $(5,899))			979
Other Assets and Liabilities, net (81.5)%			(394,274)

Net Assets 100.0%			$483,960

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					When-issued security.
(d)					Payment in-kind security.
(e)					Security is not accruing income as of the date of this report.
(f)					Security did not produce income within the last twelve months.
(g)					Coupon represents a weighted average yield to maturity.
(h)					Zero coupon security.
(i)					Coupon represents a yield to maturity.
(j)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)					Contingent convertible security.
(l)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Associated Materials Group, Inc.					08/24/2020	$5,683	$6,032	1.25%
Forbes Energy Services Ltd.					03/11/2014 - 07/31/2014	1,470	3	0.00
Neiman Marcus Group Ltd. LLC					09/25/2020	1,563	4,889	1.01
Noble Corp.					02/05/2021 - 02/08/2021	124	189	0.04
Otterham Property Finance Designated Activity Co. 3.000% due 09/03/2026					09/26/2019	8,456	8,970	1.85
Pacific Drilling SA					02/25/2021	87	94	0.02
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014	2,900	3,524	0.73
Sierra Hamilton Holder LLC					07/31/2017	51	0	0.00
Westmoreland Mining Holdings LLC					03/26/2019	0	0	0.00

						$20,334	$23,701	4.90%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.010%	04/01/2021	04/05/2021	$18,300	U.S. Treasury Bonds 1.375% due 11/15/2040	$(18,664)	$18,300	$18,300
JPS	0.000	03/31/2021	04/01/2021	23,400	U.S. Treasury Notes 2.125% due 09/30/2021	(24,130)	23,400	23,400

Total Repurchase Agreements						$(42,794)	$41,700	$41,700

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS				0.682%	03/17/2021	06/18/2021	$(1,571)	$(1,571)
				0.733	03/04/2021	06/02/2021	(4,905)	(4,908)
				0.890	02/26/2021	05/26/2021	(6,083)	(6,088)

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

	1.033	03/04/2021	06/02/2021		(2,459)	(2,461)
BPS	(0.300)	03/08/2021	06/08/2021	EUR	(479)	(561)
	(0.250)	03/08/2021	06/08/2021		(1,447)	(1,696)
	(0.150)	03/08/2021	06/08/2021		(780)	(915)
	0.300	01/08/2021	04/08/2021	GBP	(185)	(255)
	0.300	03/24/2021	04/28/2021		$(3,292)	(3,293)
	0.350	01/28/2021	04/28/2021	GBP	(1,047)	(1,444)
	0.380	03/08/2021	06/08/2021		(2,071)	(2,856)
	0.400	01/08/2021	04/08/2021		(4,695)	(6,478)
	0.400	01/15/2021	04/15/2021		(509)	(702)
	0.450	03/23/2021	TBD(3)		$(331)	(331)
	0.490	10/20/2020	04/21/2021		(98)	(99)
	0.490	03/04/2021	04/21/2021		(574)	(574)
	0.500	03/24/2021	04/28/2021		(1,259)	(1,260)
	0.500	03/26/2021	04/30/2021		(860)	(860)
	0.550	03/01/2021	06/01/2021		(2,230)	(2,231)
	0.680	03/04/2021	06/07/2021		(751)	(752)
	0.800	10/20/2020	04/21/2021		(3,495)	(3,507)
	0.920	10/20/2020	04/21/2021		(1,230)	(1,235)
	1.093	02/08/2021	05/11/2021		(5,533)	(5,542)
BRC	0.500	03/25/2020	TBD(3)		(107)	(108)
	0.550	02/22/2021	05/28/2021		(4,128)	(4,130)
	0.600	02/26/2021	04/26/2021		(848)	(849)
	0.650	02/26/2021	04/26/2021		(2,931)	(2,933)
	0.660	01/07/2021	04/07/2021		(9,806)	(9,821)
	0.660	01/19/2021	04/23/2021		(1,965)	(1,967)
	0.700	11/23/2020	TBD(3)		(2,259)	(2,265)
BYR	0.610	03/31/2021	03/25/2022		(5,315)	(5,315)
CDC	0.250	03/22/2021	TBD(3)		(1,546)	(1,546)
	0.320	03/23/2021	06/21/2021		(203)	(203)
	0.350	02/16/2021	05/18/2021		(2,913)	(2,914)
	0.350	02/19/2021	05/20/2021		(342)	(342)
	0.350	02/23/2021	05/24/2021		(5,211)	(5,212)
	0.500	03/23/2021	06/21/2021		(2,717)	(2,718)
	0.550	02/23/2021	05/24/2021		(775)	(776)
	0.550	03/15/2021	06/14/2021		(3,438)	(3,439)
	0.600	02/16/2021	05/21/2021		(1,585)	(1,586)
	0.600	02/19/2021	05/20/2021		(4,093)	(4,095)
CEW	0.470	03/08/2021	05/07/2021		(3,788)	(3,789)
	0.552	02/19/2021	04/20/2021		(7,319)	(7,324)
	0.844	02/16/2021	05/20/2021		(1,784)	(1,786)
	0.852	02/19/2021	04/20/2021		(1,261)	(1,262)
	0.870	10/09/2020	04/07/2021		(3,928)	(3,944)
CFR	0.550	03/04/2021	06/02/2021		(953)	(953)
CIB	0.620	03/12/2021	04/13/2021		(1,584)	(1,584)
CIW	0.280	03/23/2021	04/22/2021		(3,901)	(3,901)
CSG	0.500	02/26/2021	05/26/2021		(9,412)	(9,416)
	0.550	03/05/2021	06/03/2021		(2,216)	(2,216)
	0.600	03/04/2021	04/05/2021		(2,595)	(2,597)
	0.650	01/11/2021	04/09/2021		(100)	(100)
	0.650	03/30/2021	05/03/2021		(382)	(382)
DBL	(0.200)	01/22/2021	04/22/2021	EUR	(1,117)	(1,309)
	(0.150)	01/22/2021	04/22/2021		(440)	(516)
FOB	0.350	02/19/2021	04/23/2021		$(263)	(264)
	0.370	03/30/2021	06/28/2021		(205)	(205)
	0.400	03/04/2021	06/02/2021		(961)	(961)
	0.400	03/05/2021	06/03/2021		(2,913)	(2,914)
	0.600	03/04/2021	04/05/2021		(214)	(214)
	0.650	01/26/2021	04/26/2021		(974)	(976)
GSC	0.650	03/29/2021	05/03/2021		(1,204)	(1,204)
JML	(0.250)	01/14/2021	04/14/2021	EUR	(257)	(302)
	(0.250)	01/18/2021	04/19/2021		(206)	(242)
	0.300	02/08/2021	04/07/2021		$(518)	(518)
	0.400	01/14/2021	04/14/2021	GBP	(3,600)	(4,968)
	0.400	01/15/2021	04/15/2021		(1,876)	(2,589)
	0.400	01/18/2021	04/19/2021		(189)	(261)
	0.400	02/04/2021	04/08/2021		$(2,341)	(2,343)
	0.500	03/10/2021	04/07/2021		(3,394)	(3,395)
	0.650	03/11/2021	04/07/2021		(1,041)	(1,041)
	0.950	02/04/2021	04/08/2021		(2,922)	(2,926)
MBC	(0.150)	02/15/2021	05/14/2021	EUR	(7,400)	(8,677)
	0.985	02/23/2021	05/24/2021		$(5,523)	(5,528)
	1.010	02/23/2021	05/24/2021		(2,886)	(2,889)
	1.035	02/23/2021	05/24/2021		(2,039)	(2,041)
MEI	0.450	03/22/2021	TBD(3)		(605)	(606)
	0.958	02/16/2021	05/17/2021	GBP	(767)	(1,058)
MSB	1.246	11/17/2020	05/17/2021		$(6,377)	(6,407)
MSC	0.487	03/22/2021	06/22/2021		(435)	(435)
NOM	0.350	02/05/2021	TBD(3)		(429)	(429)
	0.580	02/26/2021	04/26/2021		(1,946)	(1,947)
	0.600	02/26/2021	04/26/2021		(5,534)	(5,537)
RCE	(0.280)	02/12/2021	05/12/2021	EUR	(896)	(1,051)
RTA	1.092	02/04/2021	05/10/2021		$(2,896)	(2,900)
SAL	0.982	02/23/2021	05/24/2021		(9,458)	(9,468)
	1.196	11/16/2020	05/17/2021		(2,972)	(2,985)
SCX	0.470	03/22/2021	05/21/2021		(393)	(393)

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

0.500	03/22/2021	05/21/2021	(2,105)	(2,106)
0.520	03/18/2021	05/19/2021	(1,468)	(1,468)
0.550	02/22/2021	TBD(3)	(2,966)	(2,968)
SOG	0.320	03/09/2021	04/13/2021	(399)	(399)
0.370	03/26/2021	06/24/2021	(9,042)	(9,043)
0.370	03/29/2021	06/28/2021	(3,096)	(3,096)
0.380	02/19/2021	04/22/2021	(394)	(394)
0.400	02/17/2021	TBD(3)	(12,114)	(12,119)
0.450	02/17/2021	TBD(3)	(765)	(766)
0.450	03/09/2021	04/13/2021	(1,426)	(1,426)
0.500	02/19/2021	04/22/2021	(3,588)	(3,590)
0.500	03/16/2021	06/15/2021	(405)	(405)
0.500	03/17/2021	06/15/2021	(2,477)	(2,478)
0.500	04/07/2021	07/07/2021	(2,578)	(2,578)
0.550	03/01/2021	06/01/2021	(8,994)	(8,999)
0.550	03/03/2021	06/03/2021	(2,368)	(2,369)
0.550	03/04/2021	06/03/2021	(2,242)	(2,243)
0.550	03/05/2021	06/04/2021	(1,884)	(1,885)
0.570	02/24/2021	05/25/2021	(9,597)	(9,602)
0.600	02/01/2021	04/07/2021	(2,574)	(2,577)
0.600	02/09/2021	05/10/2021	(2,964)	(2,966)
0.600	02/19/2021	05/10/2021	(1,009)	(1,010)
0.630	03/05/2021	04/28/2021	(534)	(534)
1.249	10/28/2020	04/28/2021	(2,592)	(2,606)
TDM	0.250	02/04/2021	TBD(3)	(4,554)	(4,556)
0.400	03/23/2021	TBD(3)	(3,688)	(3,689)
UBS	0.350	04/01/2021	05/04/2021	GBP	(4,968)	(6,849)
0.380	03/01/2021	04/01/2021	(5,022)	(6,926)
0.400	01/21/2021	04/21/2021	$(2,112)	(2,114)
0.400	01/22/2021	04/22/2021	(2,506)	(2,508)
0.400	02/08/2021	04/09/2021	(409)	(409)
0.400	03/22/2021	TBD(3)	(7,002)	(7,002)
0.450	03/25/2021	04/26/2021	(2,560)	(2,560)
0.500	03/16/2021	06/14/2021	(5,324)	(5,325)
0.500	03/22/2021	06/22/2021	(3,846)	(3,846)
0.550	02/16/2021	05/19/2021	(3,575)	(3,578)
0.550	02/17/2021	05/18/2021	(10,363)	(10,370)
0.550	02/26/2021	05/26/2021	(804)	(804)
0.600	02/08/2021	04/09/2021	(182)	(182)
0.650	01/07/2021	04/07/2021	(280)	(281)
0.650	01/08/2021	04/08/2021	(272)	(272)
0.650	01/15/2021	04/15/2021	(6,552)	(6,561)
0.650	01/20/2021	04/16/2021	(2,808)	(2,811)
0.650	01/21/2021	04/21/2021	(743)	(744)
0.650	01/22/2021	04/22/2021	(915)	(916)
0.650	01/28/2021	04/28/2021	(2,536)	(2,539)
0.650	02/05/2021	04/21/2021	(170)	(170)
0.650	03/30/2021	04/16/2021	(907)	(907)
1.173	01/20/2021	04/20/2021	(5,175)	(5,186)
1.353	02/17/2021	05/17/2021	GBP	(1,761)	(2,432)

Total Reverse Repurchase Agreements	$(379,755)

(n)	Securities with an aggregate market value of $439,153 and cash of $2,790 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(331,669) at a weighted average interest rate of 0.857%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Atlantia SPA	1.000%	Quarterly	12/20/2025	1.650%	EUR	200	$(9)	$2	$(7)	$1	$0
Boeing Co.	1.000	Quarterly	12/20/2021	0.393	$1,000	(25)	30	5	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	4.829	800	(1)	6	5	1	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	5.203	300	(1)	(1)	(2)	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.535	EUR	1,000	(151)	79	(72)	2	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.683	6,900	(1,025)	424	(601)	14	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	2.801	100	(11)	1	(10)	0	0

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	0.474		$1,000	22	12	34	0	0

							$(1,201)	$553	$(648)	$18	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	6,000	$73	$7	$80	$34	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		3,300	254	9	263	45	0
Receive(5)	1-Day USD-Federal Funds Rate Compounded-OIS	0.100	Annual	01/13/2023		$2,000	0	1	1	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	162,700	(57)	(90)	(147)	10	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		6,800	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		7,000	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		87,000	(16)	(12)	(28)	6	0
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	13,300	618	246	864	0	(2)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		4,400	(154)	(484)	(638)	20	0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	04/26/2023		$8,700	(24)	589	565	0	(2)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023		1,700	(34)	4	(30)	0	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		35,800	(332)	2,855	2,523	0	(18)
Receive(5)	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024		3,250	9	24	33	3	0
Receive(5)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		3,000	47	45	92	3	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		22,000	(1,596)	1,938	342	0	(31)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		9,100	152	575	727	0	(12)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		52,200	(3,333)	6,474	3,141	0	(72)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		21,300	1,691	820	2,511	0	(28)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		500	(20)	54	34	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		1,200	(9)	62	53	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		2,800	(8)	(18)	(26)	9	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050		2,400	(27)	605	578	8	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	5,200	129	375	504	0	(15)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	10,100	185	(42)	143	17	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031		2,100	79	5	84	4	0
Receive(5)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031		2,000	34	(6)	28	4	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,900	(94)	53	(41)	5	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	99,100	12	(57)	(45)	5	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		65,500	(2)	(31)	(33)	3	0

							$(2,423)	$13,993	$11,570	$181	$(180)

Total Swap Agreements							$(3,624)	$14,546	$10,922	$199	$(180)

(p)	Securities with an aggregate market value of $697 and cash of $12,239 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		04/2021		GBP	20,063		$28,404		$745		$0

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

	04/2021		$341	RUB	26,129	3	0
	05/2021		510		38,182	0	(8)
	06/2021		140		10,552	0	(2)
	06/2021		915	ZAR	13,624	0	0
BPS	04/2021	BRL	26,642		$4,676	0	(57)
	04/2021	GBP	463		640	2	0
	04/2021		$4,759	BRL	26,642	0	(26)
	04/2021		508	GBP	364	0	(6)
	04/2021		21	TRY	167	0	(1)
	06/2021		1,330	IDR	19,429,040	1	0
	08/2021	MXN	990		$46	0	(1)
	08/2021	PEN	997		270	4	0
BRC	05/2021		$1,397	MXN	28,496	0	(7)
CBK	04/2021	CAD	2,853		$2,264	0	(7)
	04/2021	PEN	1,986		548	18	0
	04/2021		$2,489	CAD	3,105	0	(18)
	04/2021		529	PEN	1,986	2	(1)
	04/2021		18	TRY	150	0	0
	05/2021	PEN	224		$61	1	0
	05/2021		$2,264	CAD	2,853	7	0
	05/2021		228	RUB	17,044	0	(4)
	06/2021	INR	19,318		$260	0	(2)
	06/2021	PEN	5,209		1,419	28	0
	06/2021		$432	CLP	315,134	6	0
	06/2021		3,402	CNH	22,275	0	(26)
	06/2021		652	RUB	48,670	0	(15)
	06/2021		916	ZAR	13,624	0	(1)
	07/2021		55	CLP	39,369	0	0
	08/2021	PEN	396		$108	2	0
	08/2021		$1,252	MXN	26,190	12	0
	09/2021	PEN	1,174		$317	4	0
	12/2021		$254	INR	19,318	1	0
DUB	04/2021	BRL	25,506		$4,606	75	0
	04/2021		$4,477	BRL	25,506	55	0
	05/2021		4,601		25,506	0	(77)
FBF	06/2021		1,029	TRY	7,803	0	(135)
GLM	04/2021	DOP	171,343		$2,881	0	(121)
	04/2021	PEN	150		41	1	0
	04/2021		$40	PEN	150	0	0
	04/2021		1,070	RUB	80,691	1	(6)
	05/2021	DOP	39,046		$657	0	(25)
	05/2021	PEN	186		50	0	0
	05/2021		$274	RUB	20,392	0	(6)
	06/2021	PEN	85		$23	0	0
	07/2021	DOP	12,533		212	0	(5)
	08/2021		13,849		234	0	(5)
HUS	04/2021	CAD	173		137	0	(1)
	04/2021	EUR	3,218		3,873	99	0
	04/2021	PEN	2,135		569	0	(2)
	04/2021		$2,430	EUR	2,007	0	(76)
	04/2021		1,636	GBP	1,188	2	0
	04/2021		578	PEN	2,136	0	(8)
	04/2021		1,751	TRY	13,079	0	(198)
	05/2021	PEN	161		$44	1	0
	05/2021		$869	GBP	630	0	0
	05/2021		512	RUB	38,240	0	(9)
	05/2021		1,751	TRY	13,054	0	(208)
	06/2021	PEN	462		$125	2	0
	06/2021		$189	CLP	135,639	0	0
	06/2021		2,873	CNH	18,821	0	(22)
	06/2021		278	IDR	4,052,263	0	(1)
	06/2021		3,489	MXN	72,746	45	0
	06/2021		158	RUB	11,786	0	(4)
	06/2021		3,914	ZAR	58,566	18	0
	12/2021	PEN	2,136		$577	8	0
JPM	04/2021		$440	EUR	375	0	(1)
	05/2021		1,291	TRY	9,668	0	(153)
	06/2021	INR	19,246		$261	0	0
	06/2021		$649	CLP	464,861	0	(4)
	06/2021		0	IDR	87	0	0
	12/2021		255	INR	19,246	0	(1)
MYI	04/2021	JPY	2,421		$22	0	0
	04/2021	MXN	1,395		67	0	(1)
	05/2021		$22	JPY	2,421	0	0
RBC	04/2021	CAD	79		$63	0	0
SCX	04/2021	BRL	1,136		211	9	0
	04/2021	EUR	43,379		52,696	1,826	0
	04/2021		$199	BRL	1,136	2	0
	04/2021		26,104	GBP	18,974	54	0
	04/2021		10	TRY	81	0	0
	05/2021	EUR	43,379		$51,013	112	0
	05/2021	GBP	18,974		26,106	0	(54)
	06/2021	INR	14,409		196	1	0
	06/2021	PEN	1,616		436	4	0
	06/2021		$2,603	IDR	37,900,255	0	(8)
	06/2021		3,585	INR	267,389	38	0

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

12/2021	PEN	89	$24	0	0
12/2021	$192	INR	14,409	0	(1)
SOG	04/2021	49	JPY	5,150	0	(2)
SSB	05/2021	39	TRY	293	0	(5)
UAG	04/2021	MXN	1,986	$97	0	0
04/2021	$368	RUB	28,038	2	0
05/2021	281	20,999	0	(5)
06/2021	322	24,068	0	(7)

Total Forward Foreign Currency Contracts	$3,191	$(1,333)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Teva Pharmaceutical Finance Co. BV	1.000%	Quarterly	06/20/2022	1.135%	$100	$(6)	$6	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$9,084	$(1,807)	$1,219	$0	$(588)
ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	2,385	(462)	152	0	(310)

$(2,269)	$1,371	$0	$(898)

Total Swap Agreements	$(2,275)	$1,377	$0	$(898)

(r)

Securities with an aggregate market value of $1,567 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$70,797	$27,063	$97,860
Corporate Bonds & Notes
Banking & Finance	0	116,899	3,524	120,423
Industrials	0	198,007	0	198,007
Utilities	0	30,328	0	30,328
Convertible Bonds & Notes
Banking & Finance	0	201	0	201
Industrials	0	2,633	0	2,633
Utilities	0	4	0	4
Municipal Bonds & Notes
Illinois	0	231	0	231
Iowa	0	117	0	117
West Virginia	0	2,956	0	2,956
U.S. Government Agencies	0	6,545	0	6,545
Non-Agency Mortgage-Backed Securities	0	148,949	0	148,949
Asset-Backed Securities	0	100,059	9,779	109,838
Sovereign Issues	0	45,273	0	45,273
Common Stocks
Communication Services	2,211	0	1,087	3,298
Energy	3	0	0	3
Financials	0	0	6,032	6,032
Industrials	17	0	5,195	5,212
Utilities	0	0	1,399	1,399
Rights
Information Technology	0	0	7,051	7,051

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

Warrants
Industrials	0	0	558	558
Preferred Securities
Banking & Finance	0	17,023	0	17,023
Industrials	0	165	11,137	11,302
Real Estate Investment Trusts
Real Estate	11,612	0	0	11,612
Short-Term Instruments
Repurchase Agreements	0	41,700	0	41,700
Short-Term Notes	0	4,853	0	4,853
Argentina Treasury Bills	0	697	0	697
U.S. Treasury Bills	0	2,719	0	2,719
U.S. Treasury Cash Management Bills	0	431	0	431

Total Investments	$13,843	$790,587	$72,825	$877,255

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	199	0	199
Over the counter	0	3,191	0	3,191

$0	$3,390	$0	$3,390
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(180)	0	(180)
Over the counter	0	(2,231)	0	(2,231)

$0	$(2,411)	$0	$(2,411)

Total Financial Derivative Instruments	$0	$979	$0	$979

Totals	$13,843	$791,566	$72,825	$878,234

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2021:
Category and Subcategory	Beginning Balance at 06/30/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2021(1)

Investments in Securities, at Value
Loan Participations and Assignments	$33,462	$20,688	$(23,576)	$(33)	$(6,484)	$5,444	$0	$(2,438)	$27,062	$37
Corporate Bonds & Notes
Banking & Finance	3,223	0	0	0	0	301	0	0	3,524	301
Non-Agency Mortgage-Backed Securities	399	0	(369)	3	(21)	(12)	0	0	0	0
Asset-Backed Securities	2,842	5,556	0	(4)	0	666	719	0	9,779	666
Common Stocks
Communication Services	2	1,437	0	0	0	(352)	0	0	1,087	(352)
Energy	81	0	(72)	0	0	(9)	0	0	0	0
Financials	0	5,683	0	0	0	349	0	0	6,032	349
Industrials	672	2,245	(591)	0	(683)	3,569	0	(17)	5,195	3,419
Real Estate	1,613	0	(1,613)	0	0	0	0	0	0	0
Utilities	1,087	0	0	0	0	312	0	0	1,399	312
Rights
Information Technology	0	3,094	0	0	0	3,957	0	0	7,051	3,957
Warrants
Industrials	0	0	0	0	0	558	0	0	558	558
Preferred Securities
Industrials	5,162	0	(1,531)	0	0	7,506	0	0	11,137	7,506

Totals	$48,543	$38,703	$(27,752)	$(34)	$(7,188)	$22,289	$719	$(2,455)	$72,825	$16,753

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$8,970	Discounted Cash Flow	Discount Rate	4.400	—
10,400	Market Based Approach	Recovery Value	100.000	—
119	Other Valuation Techniques(2)	—	—	—
3,967	Proxy Pricing	Base Price	96.000 - 97.500	96.648
3,541	Reference Instrument	Yield	6.169	—
66	Third Party Vendor	Broker Quote	61.000 - 100.000	84.454

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2021 (Unaudited)

Corporate Bonds & Notes
Banking & Finance	3,524	Discounted Cash Flow	Discount Rate		5.430	—
Asset-Backed Securities	9,779	Proxy Pricing	Base Price		2.688 - 47,760.735	7,966.247
Common Stocks
Communication Services	1,087	Reference Instrument	Liquidity Discount		10.000	—
Financials	6,032	Market Comparable Valuation	EBITDA	X	8.500	—
Industrials	4,889	Discounted Cash Flow	Discount Rate		16.000	—
	306	Other Valuation Techniques(2)	—		—	—
Utilities	1,399	Indicative Market Quotation	Broker Quote		$41.500	—
Rights
Information Technology	7,051	Market Comparable Valuation	EBITDA	X	4.250	—
Warrants
Industrials	558	Other Valuation Techniques(2)	—		—	—
Preferred Securities
Industrials	11,137	Market Comparable Valuation	EBITDA X / X		14.500/12.000	—

Total	$72,825

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations directly from the broker-dealer or passed-through Broker Quotes from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Manager’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market based valuation estimates fair value by projecting the company's market value, which may include unobservable inputs such as estimated recovery on assets. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co. LLC.
BOS	BofA Securities, Inc.	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	FOB	Credit Suisse Securities (USA) LLC	NOM	Nomura Securities International Inc.
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BYR	The Bank of Nova Scotia - Toronto	GSC	Goldman Sachs & Co. LLC	RCE	Royal Bank of Canada Europe Limited
CBK	Citibank N.A.	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
CDC	Natixis Securities Americas LLC	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
CEW	Canadian Imperial Bank of Commerce	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
CFR	Credit Suisse Securities (Europe) Ltd.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CIB	Canadian Imperial Bank of Commerce	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
CIW	CIBC World Markets Corp.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CSG	Credit Suisse AG Cayman	MEI	Merrill Lynch International	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	DOP	Dominican Peso	MXN	Mexican Peso
AUD	Australian Dollar	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	IDR	Indonesian Rupiah	TRY	Turkish New Lira
CLP	Chilean Peso	INR	Indian Rupee	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	ZAR	South African Rand

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
BADLARPP	Argentina Badlar Floating Rate Notes	PENAAA	Penultimate AAA Sub-Index	US0003M	ICE 3-Month USD LIBOR
EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind
BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CBO	Collateralized Bond Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"